Commitments and Contingencies - Summarized Operating Lease Obligations (Details) (10-K)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 120,898
2020	103,254
Total minimum lease payments	$ 224,152